Related party transactions	12 Months Ended
Mar. 31, 2017
Related party transactions
Related party transactions

22.   Related party transactions

During the years ended March 31, 2015, 2016 and 2017, other than disclosed elsewhere, the Company had the following material related party transactions:

Transactions with Yahoo

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Amount incurred or disbursed by the Company
Royalty fee (i)	448	—	—
Purchase of patents (ii)	144	—	—

(i)

The Company and Yahoo entered into a Technology and Intellectual Property Licensing Agreement in October 2005 whereby Yahoo granted to the Company the use of certain intellectual property and the Company agreed to pay Yahoo a royalty fee equal to 2%, until December 31, 2012 and equal to 1.5% thereafter, of revenues recognized on a consolidated basis under U.S. GAAP, less traffic acquisition costs incurred in connection with third-party distribution partners, business tax, VAT or similar sales tax based on revenue paid to governments. The arrangement was terminated upon the completion the Company's initial public offering in September 2014. Such royalty expense was recognized in product development expenses.

(ii)

The Company and Yahoo entered into a patent sale and assignment agreement during the year ended March 31, 2015 pursuant to which the Company acquired ownership of certain patents for an aggregate consideration of US$24 million.

Transactions with Ant Financial Services, Alipay, Koubei and their affiliates

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Amount earned by the Company
Royalty fee and software technology services fee (i)	1,667	1,122	2,086
SME Annual Fee (ii)	90	708	847
Reimbursement on options and RSUs (iii)	206	113	54
Commission on transactions (iv)	—	246	409
Cloud computing revenue (iv)	—	104	264
Other services (iv)	158	736	621

	2,121	3,029	4,281

Amount incurred by the Company
Payment processing fee (v)	3,853	4,898	5,487
Other services (iv)	306	299	952

	4,159	5,197	6,439

(i)

In 2011, the Company entered into an Intellectual Property License and Software Technology Services Agreement with Alipay whereby the Company licenses certain intellectual property and provides certain software technology services to Alipay in exchange for a royalty fee and software technology services fee in an amount equal to the costs incurred by the Company in providing the software technology services plus 49.9% of the consolidated pre-tax income of Alipay and its subsidiaries (Note 4(b)), effective from December 2011. In 2014, the Intellectual Property License and Software Technology Services Agreement was terminated and the Company entered into the amended Alipay IPLA with Ant Financial Services. Under the amended Alipay IPLA, the Company receives the Profit Share Payments amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Financial Services, subject to certain adjustments (Note 4(b)), effective from August 2014.

Royalty fee and software technology services fee under the Intellectual Property License and Software Technology Services Agreement and the Profit Share Payments were recognized in consolidated income statements, net of the costs incurred for the provision of the software technology services reimbursed by Alipay. The amounts reimbursed by Ant Financial Services to the Company were RMB486 million, RMB274 million and RMB245 million for the years ended March 31, 2015, 2016 and 2017, respectively.

(ii)

The Company entered into software system use and service agreements with Ant Financial Services in 2014. In calendar years 2015 to 2017, the Company received or will receive the SME Annual Fee equal to 2.5% of the average daily book balance of the micro loans made by Ant Financial Services and its affiliates. In calendar years 2018 to 2021, the Company will receive the SME Annual Fee equal to the amount paid for the calendar year 2017 (Note 4(b)).

(iii)

The Company entered into agreements with Ant Financial Services in 2012 and 2013 under which the Company will receive a reimbursement for options and RSUs relating to the ordinary shares granted to the employees of Ant Financial Services and its subsidiaries during the period from December 14, 2011 to March 31, 2014. Pursuant to the agreements, the Company will, upon vesting of such options and RSUs, receive a cash reimbursement equal to their respective grant date fair value. As this arrangement relates to share-based awards previously granted by the Company, the reimbursement is recognized as a reduction of share-based compensation expense. The Company also entered into a similar agreement relating to share-based awards granted to the employees of Koubei and its subsidiaries, and the amounts are not material.

(iv)

The Company also has other commercial arrangements, treasury management arrangements and cost sharing arrangements with Ant Financial Services, its subsidiaries and affiliates as well as Koubei on various sales and marketing, cloud computing, treasury management and other administrative services.

(v)

The Company and Alipay, among others, entered into a commercial agreement in 2011 whereby the Company receives payment processing services in exchange for a Payment Processing Fee (Note 4(b)), which was recognized in cost of revenue.

As of March 31, 2016 and 2017, the Company had certain amounts of cash and short-term investments held in accounts managed by Alipay (Note 2(p) and 2(q)). In addition, as of March 31, 2016, the Company had certain assets and liabilities with a net amount of RMB1,517 million that are managed by a subsidiary of Ant Financial Services which primarily comprised of cash and investment securities.

Transactions with management of the Company

Certain members of management of the Company have purchased their own aircrafts for both business and personal use. The use of these aircrafts in connection with the performance of their duties as employees is free of charge, and the Company has agreed to reimburse the cost of maintenance, crew and operations of the aircraft relating to the use of these aircrafts for business purposes. Such reimbursement of the maintenance and incidental costs was insignificant for the years ended March 31, 2015, 2016 and 2017.

Transactions with Cainiao Network

The Company entered into an agreement with Cainiao Network during the year ended March 31, 2016 whereby the Company disposed of a wholly-owned subsidiary to Cainiao Network for cash consideration of US$33 million (RMB204 million). The major asset of the disposed subsidiary consist of a land use right in the PRC. The gain on disposal for the year ended March 31, 2016 amounted to RMB3 million.

The Company has commercial arrangements with Cainiao Network to receive certain logistics services. Expenses incurred in connection with the logistics services provided by Cainiao Network of RMB785 million, RMB2,370 million and RMB4,444 million were recorded in the consolidated income statements for the years ended March 31, 2015, 2016 and 2017, respectively.

The Company also has cost sharing and other services arrangements with Cainiao Network and its subsidiaries primarily related to various administrative services and cloud computing services. In connection with these services provided by the Company, RMB20 million, RMB86 million and RMB152 million were recorded in the consolidated income statements for the years ended March 31, 2015, 2016 and 2017, respectively.

Transactions with Weibo

The Company entered into a strategic collaboration agreement and a marketing cooperation agreement with Weibo during the year ended March 31, 2014, which expired in January 2016. Expenses incurred in connection with the marketing services provided by Weibo pursuant to these agreements and other commercial arrangements of RMB654 million, RMB715 million and RMB340 million were recorded in the cost of revenue and sales and marketing expenses in the consolidated income statements for the years ended March 31, 2015, 2016 and 2017, respectively.

The Company also has other commercial arrangements with Weibo primarily related to cloud computing services. In connection with such services provided by the Company, RMB2 million, RMB38 million and RMB105 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2015, 2016 and 2017, respectively.

Repurchase of ordinary shares from Softbank

In June 2016, the Company entered into a share purchase agreement with SoftBank, pursuant to which the Company repurchased 27,027,027 ordinary shares from SoftBank at US$74.00 per share for an aggregate consideration of approximately US$2.0 billion. Such ordinary shares were cancelled upon the completion of the transaction.

Other transactions

The Company's ecosystem offers different platforms on which different enterprises operate and the Company believes that all transactions on the Company's platforms are conducted on terms obtained in arms-length transactions with similar unrelated parties.

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Company has commercial arrangements with SoftBank, Yahoo, its equity investees and other related parties to provide and receive certain marketing, logistics, traffic acquisition, cloud computing and other services and products. The amounts relating to these services provided and received represent less than 1% of the Company's revenue and total expenses, respectively, for the years ended March 31, 2015, 2016 and 2017.

In addition, the Company has made certain acquisitions and equity investments together with related parties from time to time during the years ended March 31, 2015, 2016 and 2017. The agreements for acquisitions and equity investments were entered into by the parties involved and conducted on fair value basis. The significant acquisitions and equity investments together with related parties are included in Note 4.